CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	8.75% Series A Preferred Units [Member] Preferred Units [Member]	Common units public [Member] Common Units [Member]	Common Units Hegh LNG [Member] Common Units [Member]	Subordinated Unit [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2018	$ 151,259	$ 325,250	$ 6,844	$ 42,421	$ (5,337)	$ 520,437
Net income	13,850	20,186	12,973	5,732		52,741
Cash distributions to unitholders	(13,692)	(31,663)	(10,051)	(18,398)		(73,804)
Repayment of indemnification received from Hoegh LNG			(9)	(55)		(64)
Conversion of subordinated units to common units			29,837	(29,837)
Other comprehensive income					(12,606)	(12,606)
Net proceeds from issuance of common units		1,029				1,029
Net proceeds from issuance of Series A preferred units	13,065					13,065
Issuance of units for Board of Directors' fees		194				194
Other and contributions from owners		180	201	$ 137		518
Balance at Dec. 31, 2019	164,482	315,176	39,795		(17,943)	501,510
Net income	14,802	25,333	23,010			63,145
Cash distributions to unitholders	(14,698)	(31,737)	(28,451)			(74,886)
Cumulative change in accounting principle		(84)	(72)			(156)
Other comprehensive income					(11,629)	(11,629)
Net proceeds from issuance of Series A preferred units	3,174					3,174
Issuance of units for Board of Directors' fees		181				181
Contribution from Hegh LNG			11,850			11,850
Other and contributions from owners		(19)	145			126
Balance at Dec. 31, 2020	167,760	308,850	46,277		(29,572)	493,315
Net income	15,508	23,929	20,558			59,995
Cash distributions to unitholders	(15,508)	(16,293)	(14,532)			(46,333)
Other comprehensive income					13,692	13,692
Net proceeds from issuance of common units		818				818
Net proceeds from issuance of Series A preferred units	8,318					8,318
Issuance of units for Board of Directors' fees		211				211
Contribution from Hegh LNG			315			315
Other comprehensive income from investments in joint ventures					181	181
Other and contributions from owners			8			8
Balance at Dec. 31, 2021	$ 176,078	$ 317,515	$ 52,626		$ (15,699)	$ 530,520